Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended					2 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended				1 Months Ended		3 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended
	Dec. 13, 2014	Nov. 18, 2014	Oct. 31, 2014	Jul. 31, 2014	Mar. 28, 2014	Sep. 15, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	May 20, 2014	Oct. 29, 2012	Apr. 30, 2013	May 21, 2013	Oct. 15, 2012	Apr. 30, 2013	Jan. 31, 2011	Apr. 30, 2012	Jul. 31, 2012	Oct. 18, 2012	Jan. 31, 2013	Oct. 23, 2014	Oct. 22, 2012	Aug. 31, 2012	Mar. 31, 2014	Nov. 30, 2014	Oct. 16, 2009	Apr. 24, 2015	Mar. 04, 2010	Aug. 29, 2013	Apr. 29, 2013
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance						335,000
Equity incentive plan, shares available for future grant							270,700		160,000				160,000		270,700	182,000																	270,700
Issuance of common stock for services (shares)											16,250	18,000						60,000
Common Stock, shares authorized							100,000,000		100,000,000				100,000,000		100,000,000	100,000,000	100,000,000												100,000,000				100,000,000
Share price	$ 3.90	$ 3.90	$ 4.30	$ 5.40			$ 4.50		$ 3.90				$ 3.90		$ 4.50																		4.50
Exercise price	$ 10.00	$ 10.00	$ 10.00						$ 10.00				$ 10.00																					$ 1.00
Expected term	6 years	6 years	6 years	6 years	7 years		7 years		6 years
Expected volatility rate	62.90%	62.90%	62.90%	63.70%	71.40%		71.40%		62.90%
Risk free interest rate	1.63%	1.60%	1.60%	1.63%	2.31%		2.31%		1.60%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																			25,000
Class Of Warrant Or Right Price Per Share					$ 4.50
Equity and debt investment					$ 12,000,000
Percentage For Down Round Finance					50.00%
Percentage For Liquidated Damages Equal Of Purchase Price					1.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	10,000	10,000	7,500				0		1,500				0			0	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 1.50	$ 1.40	$ 1.70	$ 2.40					$ 1.50				$ 0			$ 2.10	$ 3.00
Payments for repurchase of common stock													10,000	0
Common Stock, Shares, Issued							4,913,455		4,863,455				4,863,455		4,913,455	4,695,247	3,484,344												3,484,344				4,913,455
Stock Issued During Period, Value, Issued for Services											87,750	97,200						90,000
Proceeds from Issuance of Common Stock							2,000,000	0					0	731,753		730,000	0
Fair Value Of Shares Available For Issuance						420,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																282,176
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																1 year 6 months
Allocated Share-based Compensation Expense, Total							60,187	45,286	156,552	(22,204)			1,132,210	2,098,808		2,157,857	2,061,728
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 2.30						$ 10.00			$ 1.80	$ 1.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							8 years 8 months 12 days						8 years 2 months 12 days		8 years 8 months 12 days	9 years	8 years 10 months 24 days
Monte Carlo method
Stockholders Equity Note [Line Items]
Price Per Share Level For Future Issuance Of Common Shares							$ 9.00						$ 9.00
Equity and Debt Financing
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00				$ 10.00				$ 10.00
Equity and Debt Financing | NNA of Nevada, Inc
Stockholders Equity Note [Line Items]
Restricted shares granted to agent					200,000
Share price					$ 10.00
Exercise price					$ 4.50
Expected term					7 years
Expected volatility rate					71.40%
Risk free interest rate					2.31%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					100,000
Class Of Warrant Or Right Price Per Share					$ 4.50
Warrants and Rights Outstanding					900,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00
Equity and debt investment					12,000,000
Percentage For Down Round Finance					50.00%
Stock Issued During Period, Shares, New Issues					200,000
Subsequent Event
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																			$ 10.00
Subsequent Event | Southern California Heart Centers, A Medical Corporation [Member]
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																				$ 10.00
Subsequent Event | Equity and Debt Financing
Stockholders Equity Note [Line Items]
Restricted shares granted to agent					200,000
Share price					$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00
Stock Issued During Period, Shares, New Issues					200,000
Note warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									200,000				200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.00				$ 10.00			$ 4.50
Note warrant | Equity and Debt Financing
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00
Placement agent warrants
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									200,000				200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 20.00				$ 20.00			$ 4.00
Common Stock
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																				20,000
Restricted shares granted to agent																182,500
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																					38,200
Stock Issued During Period, Shares, New Issues																182,500
Proceeds from Issuance of Common Stock																730,000
Fair Value Of Shares Available For Issuance																				12,600
Fair Value Of Stock Options Granted																					88,170			88,170
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																					36 months
Common Stock | Mr David Schmidt
Stockholders Equity Note [Line Items]
Equity incentive plan, shares available for future grant																						40,000
Fair Value Of Shares Available For Issuance																						69,464
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						36 months
Common Stock | Mr Meyers Consulting Agreement
Stockholders Equity Note [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross												15,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 2.10
Fair Value Of Stock Options Granted												65,678
Maximum
Stockholders Equity Note [Line Items]
Common Stock, shares authorized									100,000,000				100,000,000
Maximum | Equity and Debt Financing
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									100,000				100,000
9% Notes Payable
Stockholders Equity Note [Line Items]
Convertible notes, interest rate							9.00%		9.00%				9.00%		9.00%																		9.00%
Seniro Secured Note
Stockholders Equity Note [Line Items]
Restricted shares granted to agent																							10,000
Stock Issued During Period, Shares, New Issues																							10,000
Fair Value Of Shares Available For Issuance																							50,000
If the agreement is terminated within twelve months
Stockholders Equity Note [Line Items]
Share price						$ 0.01
Repurchase of common stock, shares						80,000
If the agreement is terminated within 24 months
Stockholders Equity Note [Line Items]
Repurchase of common stock, shares						40,000
Services
Stockholders Equity Note [Line Items]
Restricted shares granted to agent																								70,000
Stock Issued During Period, Shares, New Issues																								70,000
Fair Value Of Shares Available For Issuance																								315,000
Mr. Ted Schreck
Stockholders Equity Note [Line Items]
Equity incentive plan, shares available for future grant																	100,000												100,000
Share price																	$ 1.50												$ 1.50
Expected term																	10 years
Expected volatility rate																	80.00%								80.00%
Risk free interest rate																	1.97%								1.98%
Fair Value Of Shares Available For Issuance																	120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																									10 years
Chief Executive Officer
Stockholders Equity Note [Line Items]
Restricted shares granted to agent						100,000
Share price						$ 0.01
Stock Issued During Period, Shares, New Issues						100,000
Chief Financial Officer
Stockholders Equity Note [Line Items]
Restricted shares granted to agent						70,000
Share price						$ 0.01
Stock Issued During Period, Shares, New Issues						70,000
Fair Value Of Shares Available For Issuance						269,500
Employees and Consultants
Stockholders Equity Note [Line Items]
Equity incentive plan, shares available for future grant											27,000
Restricted shares granted to agent						31,667
Share price						$ 0.01
Stock Issued During Period, Shares, New Issues						31,667
Fair Value Of Shares Available For Issuance						133,317					74,311
Physicians and Medical Professionals
Stockholders Equity Note [Line Items]
Exercise price						$ 2.10
Expected term						3 years 8 months 12 days
Expected volatility rate						80.00%
Risk free interest rate						0.42%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross						307,500
Fair Value Of Shares Available For Issuance						907,796
Kanehoe Advisors
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																					30,000			30,000
Issuance of common stock for services (shares)																								30,000
Mr Nihalani
Stockholders Equity Note [Line Items]
Repurchase of common stock, shares																										40,000
Mr Augusta
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																										40,000	20,000
Issuance of common stock for services (shares)																										30,000
Restricted shares granted to agent																										21,600
Share price																										0.01
Repurchase of common stock, shares																										40,000
Stock Issued During Period, Value, Issued for Services																										41,560
Stock Issued During Period, Shares, New Issues																										21,600
Fair Value Of Shares Available For Issuance																										47,520	26,000
Mr Augusta | Seniro Secured Note
Stockholders Equity Note [Line Items]
Fair Value Of Shares Available For Issuance																										25,661
Dr Eli Hendel
Stockholders Equity Note [Line Items]
Restricted shares granted to agent						120,000
Price Per Share Level For Future Issuance Of Common Shares						$ 0.01
Stock Issued During Period, Shares, New Issues						120,000
Fair Value Of Shares Available For Issuance						480,000
Mr Mark Meyers
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																	15,000				15,000			15,000				40,000	15,000
Exercise price																	$ 2.10												$ 2.10
Expected term																													6 years
Expected volatility rate																													36.70%
Risk free interest rate																													0.70%
Price Per Share Level For Future Issuance Of Common Shares																					$ 2.10
Fair Value Of Shares Available For Issuance																					55,774							168,000	55,617
Raouf Khalil
Stockholders Equity Note [Line Items]
Repurchase of common stock, shares																														50,000
Payments for repurchase of common stock																														10,000
Board of directors
Stockholders Equity Note [Line Items]
Issuance of common stock for services (shares)																								10,000
Exercise price																									1.50
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																									115,000
Fair Value Of Shares Available For Issuance																									126,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																									1.10
Board of directors | Common Stock
Stockholders Equity Note [Line Items]
Equity incentive plan, shares available for future grant												173,300
Fair Value Of Shares Available For Issuance												1,045,984
Restricted Stock
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																															50,000
Issuance of common stock for services (shares)																		40,000
Share price																		$ 0.01
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross				56,500
Fair Value Of Shares Available For Issuance																															210,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total							$ 201,380		$ 139,400				$ 139,400		$ 201,380																		201,380
2010 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																																					500,000
Equity incentive plan, additional shares authorized for issuance																																500,000
Equity incentive plan, shares available for future grant																	26,700												26,700			1,000,000
Issuance of common stock for services (shares)													1,200,000
2010 Equity Incentive Plan | Board of directors
Stockholders Equity Note [Line Items]
Issuance of common stock for services (shares)																																	1,200,000
2012 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Equity incentive plan, additional shares authorized for issuance																												9,000,000
2013 Equity Incentive Plan
Stockholders Equity Note [Line Items]
Equity incentive plan, shares authorized for issuance																																						500,000	500,000
Equity incentive plan, shares available for future grant							270,700		160,000				160,000		270,700	181,800																	270,700
2014 NNA Financing
Stockholders Equity Note [Line Items]
Common Stock, Shares, Issued					200,000
2014 NNA Financing | Maximum
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							200,000								200,000																		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 20.00								$ 20.00																		20.00
2014 NNA Financing | Minimum
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							200,000								200,000																		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.00								$ 10.00																		10.00